Filed pursuant to Rule 497(e)
File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares Short FTSE China 25; ProShares UltraShort FTSE China 25 and ProShares Ultra FTSE China 25

(each, a “Fund” and together, the “Funds”)

Supplement dated September 22, 2014 to the Funds’ prospectus dated October 1, 2013, as previously supplemented

(the “Prospectus”)

Effective September 22, 2014, all information pertaining to the Funds is hereby removed from the Prospectus.

Please retain this supplement for future reference.